ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO 80203

November 22, 2013

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:    ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company, in connection with the proposed offering of a new series of the Trust, the ALPS Emerging Sector Dividend Dogs ETF. This filing includes Post-Effective Amendment No. 187 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 188 to its 1940 Act Registration Statement.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0602 or my paralegal, Jen Craig at 720.917.0611.

Sincerely,

/s/ Erin D. Nelson

Erin D. Nelson, Esq.

Secretary

Enclosure

cc:    Stuart Strauss, Esq.

        Dechert LLP

        Jeremy Senderowicz, Esq.

        Dechert LLP